Acquisition and Disposition of Companies (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Mineral property interests	$ 14,237	$ 14,465
Total	$ 14,317	14,572
American Innovative Minerals, LLC [Member]
Assets:
Mineral property interests		2,183
Total		2,183
Consideration paid for AIM in March 2017:
Cash		2,000
Obligation for deferred royalty payments		183
Total consideration		$ 2,183